Transactions with Related Parties - Additional Information (Details)					3 Months Ended		12 Months Ended
	Mar. 07, 2017 USD ($)	Aug. 09, 2016 USD ($)	Oct. 28, 2015 USD ($)	Apr. 23, 2015 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / Vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Charter hire agreement commission rate					1.25%		1.25%
Promissory note issued					$ 2,500,000		$ 2,500,000	$ 2,500,000
Expenses for Merger								1,745,000
Promissory note, interest rate					2.75%
Interest and financing costs, net					$ 699,000	$ 701,000	2,810,000	2,531,000	$ 1,704,000
Due to related parties					5,024,000		1,953,000	121,000
Maritime Investors
Related Party Transaction [Line Items]
Promissory note issued				$ 625,000
Expenses for Merger				$ 600,000
Interest and financing costs, net					17,000	$ 17,000	$ 69,000	12,000
Maritime Investors | New Promissory Note
Related Party Transaction [Line Items]
Promissory note issued			$ 2,500,000		$ 2,500,000			2,500,000
Promissory note maturity date	Jan. 15, 2019	Jan. 15, 2018	Jan. 15, 2017
Promissory note, interest rate	2.75%	2.75%	2.75%		2.75%
Debt instrument, maturity extension	1 year	1 year
Additional cost incurred on extension of maturity	$ 0	$ 0
Maritime
Related Party Transaction [Line Items]
Ship management services per day per vessel | $ / Vessel							0.325
Charter hire agreement commission rate							1.25%
Management agreements renewal period							5 years
Management agreements initial term							5 years
Head management agreement commencement date							Mar. 23, 2015
Head management agreement maturity date							Mar. 23, 2020
Administration fees payable to related party							$ 1,600,000
Head management agreement, terms and manner of settlement							In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times the then annual administration fees.
Supervision costs during construction period							$ 0	10,000	$ 255,000
Due to related parties					$ 5,024,000		1,953,000	$ 121,000
Litigation escrow deposit					$ 300,000		$ 300,000
Maritime | Northsea Alpha Vessel
Related Party Transaction [Line Items]
Management agreement expiration date							Dec. 31, 2015
Maritime | Northsea Beta Vessel
Related Party Transaction [Line Items]
Management agreement expiration date							Dec. 31, 2015
Maritime | Pyxis Delta Vessel
Related Party Transaction [Line Items]
Management agreement expiration date							Dec. 31, 2015
Maritime | Pyxis Theta Vessel
Related Party Transaction [Line Items]
Management agreement expiration date							Dec. 31, 2017
Maritime | Pyxis Epsilon Vessel
Related Party Transaction [Line Items]
Management agreement expiration date							Dec. 31, 2018
Maritime | Pyxis Malou Vessel
Related Party Transaction [Line Items]
Management agreement expiration date							Dec. 31, 2018
While Chartering Services are Subcontracted to North Sea Tankers | Maritime
Related Party Transaction [Line Items]
Ship management services per day per vessel | $ / Vessel							0.160
While Vessel is Under Construction | Maritime
Related Party Transaction [Line Items]
Ship management services per day per vessel | $ / Vessel							0.450